Convergence Market Neutral Fund
Schedule of Investments
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS* - 93.81%
Administrative and Support Services - 1.62%
ASGN, Inc. (a)	2,688	$192,918
CoreLogic, Inc.	2,907	193,025
		385,943
Ambulatory Health Care Services - 0.73%
Laboratory Corp. of America Holdings (a)	985	173,114

Building Material and Garden Equipment and Supplies Dealers - 1.26%
Home Depot, Inc.	527	150,216
Lowe's Companies, Inc.	911	150,033
		300,249
Chemical Manufacturing - 9.14%
AbbVie, Inc.	1,972	188,858
Alexion Pharmaceuticals, Inc. (a)	1,736	198,285
Amgen, Inc.	734	185,937
Biogen, Inc. (a)	660	189,842
Gilead Sciences, Inc.	2,845	189,904
Johnson & Johnson	1,209	185,473
Merck & Co, Inc.	2,168	184,865
Mylan NV (a)(c)	11,441	187,404
Procter & Gamble Co.	950	131,414
Quidel Corp. (a)	1,060	186,518
Sealed Air Corp.	4,303	169,108
Sherwin-Williams Co.	260	174,473
		2,172,081
Computer and Electronic Product Manufacturing - 7.72%
Alphabet, Inc. - Class A (a)	78	127,103
Alphabet, Inc. - Class C (a)	79	129,100
AMETEK, Inc.	1,920	193,344
Amkor Technology, Inc. (a)	14,220	173,413
Apple, Inc. (b)	1,296	167,236
Cisco Systems, Inc. (b)	3,740	157,903
Fortinet, Inc. (a)	1,422	187,710
Intel Corp.	3,619	184,388
Jabil, Inc.	4,604	157,227
Teradata Corp. (a)	7,273	177,098
Texas Instruments, Inc.	1,272	180,815
		1,835,337

Construction of Buildings - 3.41%
Avantor, Inc. (a)	8,444	190,581
Frontdoor, Inc. (a)	4,806	209,398
Meritage Homes Corp. (a)	1,441	138,379
PulteGroup, Inc.	3,103	138,363
TRI Pointe Group, Inc. (a)	8,089	136,542
		813,263
Credit Intermediation and Related Activities - 4.59%
Bank of America Corp.	7,069	181,955
Citigroup, Inc.	3,556	181,783
JPMorgan Chase & Co.	1,809	181,244
KeyCorp	14,559	179,367
OneMain Holdings, Inc.	6,436	187,159
Wells Fargo & Co.	7,530	181,850
		1,093,358
Electrical Equipment, Appliance, and Component Manufacturing - 2.14%
Rockwell Automation, Inc.	827	190,648
Synaptics, Inc. (a)	2,107	179,790
Whirlpool Corp.	781	138,799
		509,237
Electronics and Appliance Stores - 0.64%
Best Buy Company, Inc.	1,379	152,945

Food and Beverage Stores - 0.40%
Kroger Co.	2,665	95,087

Food Manufacturing - 3.07%
B&G Foods, Inc.	5,822	181,297
General Mills, Inc.	2,879	184,112
Hain Celestial Group, Inc. (a)	5,730	187,887
Tyson Foods, Inc. - Class A	2,856	179,357
		732,653
Food Services and Drinking Places - 1.75%
Domino's Pizza, Inc.	525	214,704
Papa John's International, Inc.	2,065	202,969
		417,673
General Merchandise Stores - 1.01%
Target Corp.	962	145,464
Wal-Mart, Inc.	679	94,279
		239,743
Health and Personal Care Stores - 0.73%
CVS Health Corp.	2,784	172,942

Hospitals - 1.43%
HCA Healthcare, Inc.	1,271	172,499
Tenet Healthcare Corp. (a)	5,998	169,024
		341,523

Insurance Carriers and Related Activities - 5.92%
Allstate Corp.	1,885	175,305
Arch Capital Group Ltd. (a)(c)	5,508	173,722
Humana, Inc.	437	181,429
MetLife, Inc.	4,509	173,416
MGIC Investment Corp.	19,859	182,108
Principal Financial Group, Inc.	4,010	168,861
Prudential Financial, Inc.	2,498	169,289
Radian Group, Inc.	11,971	184,833
		1,408,963
Machinery Manufacturing - 0.61%
iRobot Corp. (a)	1,947	144,136

Merchant Wholesalers, Durable Goods - 2.15%
Arrow Electronics, Inc. (a)	2,078	163,248
Avnet, Inc.	5,757	158,375
Builders FirstSource, Inc. (a)	6,181	189,262
		510,885
Merchant Wholesalers, Nondurable Goods - 3.06%
AmerisourceBergen Corp.	1,754	170,191
Cardinal Health, Inc.	3,312	168,117
McKesson Corp.	1,091	167,403
World Fuel Services Corp.	8,517	224,849
		730,560
Mining (except Oil and Gas) - 0.74%
Southern Copper Corp.	3,668	176,431

Miscellaneous Manufacturing - 0.80%
3M Co.	1,175	191,549

Motion Picture and Sound Recording Industries - 0.53%
Take-Two Interactive Software, Inc. (a)	737	126,167

Motor Vehicle and Parts Dealers - 0.62%
Asbury Automotive Group, Inc. (a)	1,396	147,683

Nonstore Retailers - 1.47%
Amazon.com, Inc. (a)	44	151,842
WW Grainger, Inc.	544	198,793
		350,635
Other Information Services - 1.27%
Chegg, Inc. (a)	2,334	172,109
Facebook, Inc. - Class A (a)	441	129,301
		301,410
Paper Manufacturing - 2.04%
Boise Cascade Co.	3,663	167,765
International Paper Co.	4,789	173,697
Kimberly-Clark Corp.	900	141,984
		483,446

Performing Arts, Spectator Sports, and Related Industries - 1.13%
Activision Blizzard, Inc.	1,642	137,140
Electronic Arts, Inc. (a)	935	130,404
		267,544
Pipeline Transportation - 0.97%
Williams Cos., Inc.	11,175	231,993

Primary Metal Manufacturing - 0.73%
Nucor Corp.	3,845	174,794

Professional, Scientific, and Technical Services - 4.75%
Insperity, Inc.	2,773	186,817
International Business Machines Corp.	1,454	179,293
Syneos Health, Inc. (a)	2,995	188,985
Timken Co.	3,469	187,985
Virtu Financial, Inc. - Class A	8,089	208,939
VMware, Inc. - Class A (a)(b)	1,245	179,828
		1,131,847
Publishing Industries (except Internet) - 6.82%
Adobe Systems, Inc. (a)	352	180,713
Autodesk, Inc. (a)	714	175,430
Cadence Design Systems, Inc. (a)	1,686	186,995
Citrix Systems, Inc.	1,227	178,160
Dropbox, Inc. - Class A (a)	8,634	182,783
Microsoft Corp. (b)	795	179,296
NortonLifeLock, Inc.	7,564	177,905
Oracle Corp.	3,143	179,842
SPS Commerce, Inc. (a)	2,325	185,722
		1,626,846
Real Estate - 1.56%
CBRE Group, Inc. - Class A (a)	3,943	185,439
Jones Lang LaSalle, Inc.	1,801	185,575
		371,014
Rental and Leasing Services - 0.81%
United Rentals, Inc. (a)	1,093	193,516

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.20%
Artisan Partners Asset Management, Inc. - Class A	4,909	190,027
Interactive Brokers Group, Inc.	3,624	192,145
S&P Global, Inc.	522	191,271
Stifel Financial Corp.	3,733	189,300
		762,743
Specialty Trade Contractors - 0.83%
Quanta Services, Inc.	3,849	197,261

Support Activities for Mining - 0.97%
Halliburton Co.	14,205	229,837

Support Activities for Transportation - 1.26%
CH Robinson Worldwide, Inc.	1,518	149,219
Hub Group, Inc. - Class A (a)	2,776	149,460
		298,679
Telecommunications - 0.79%
AT&T, Inc.	6,340	188,995

Transportation Equipment Manufacturing - 3.54%
Ford Motor Co. (a)	21,725	148,165
Lockheed Martin Corp.	490	191,227
Navistar International Corp. (a)	6,051	193,511
Polaris Industries, Inc.	1,414	142,871
Tesla, Inc. (a)	340	169,428
		845,202
Truck Transportation - 1.25%
J.B. Hunt Transport Services, Inc.	1,064	149,534
Landstar System, Inc.	1,117	148,662
		298,196
Utilities - 3.99%
Entergy Corp.	1,924	190,745
MDU Resources Group, Inc.	8,039	189,881
NRG Energy, Inc.	5,353	184,197
Southwest Gas Holdings, Inc.	3,043	191,314
Vistra Corp.	10,053	193,319
		949,456
Wood Product Manufacturing - 2.36%
Louisiana-Pacific Corp.	5,218	171,881
Masonite International Corp. (a)(c)	2,163	197,460
UFP Industries, Inc.	3,218	190,988
		560,329
TOTAL COMMON STOCKS (Cost $19,670,697)		22,335,265

REAL ESTATE INVESTMENT TRUSTS* - 5.55%
Forestry and Logging - 0.78%
Weyerhaeuser Co.	6,108	185,133

Real Estate - 3.95%
Alexandria Real Estate Equities, Inc.	1,112	187,239
Duke Realty Corp.	4,878	188,047
Equity Lifestyle Properties, Inc.	2,811	186,341
Mid-America Apartment Communities, Inc.	1,609	188,446
QTS Realty Trust, Inc. - Class A	2,810	190,574
		940,647
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.82%
Americold Realty Trust	5,079	194,780

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,220,126)		1,320,560

SHORT-TERM INVESTMENTS - 0.62%
First American Government Obligations Fund - Class X, 0.066% (b)(d)		146,640	146,640
TOTAL SHORT-TERM INVESTMENTS (Cost $146,640)			146,640

Total Investments (Cost $21,037,463) - 99.98%			23,802,465
Other Assets in Excess of Liabilities - 0.02%			5,635
TOTAL NET ASSETS - 100.00%			$23,808,100

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $24,542,693 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
August 31, 2020 (Unaudited)

SECURITIES SOLD SHORT - (69.35)%	Shares	Value
COMMON STOCKS (62.98)%
Accommodation - (0.80)%
Extended Stay America, Inc.	(7,854)	$(98,096)
MGM Resorts International	(4,190)	(94,275)
		(192,371)
Administrative and Support Services - (1.92)%
ADT, Inc.	(9,385)	(99,950)
Cardlytics, Inc.	(799)	(60,604)
Expedia Group, Inc.	(897)	(88,041)
Global Payments, Inc.	(623)	(110,034)
US Ecology, Inc.	(2,728)	(101,291)
		(459,920)
Air Transportation - (0.85)%
Allegiant Travel Co.	(794)	(102,109)
American Airlines Group, Inc.	(7,766)	(101,346)
		(203,455)
Ambulatory Health Care Services - (1.63)%
Change Healthcare, Inc.	(7,805)	(110,441)
Guardant Health, Inc.	(1,132)	(108,106)
iRhythm Technologies, Inc.	(495)	(108,989)
Y-mAbs Therapeutics, Inc.	(1,411)	(60,715)
		(388,251)
Apparel Manufacturing - (0.45)%
Under Armour, Inc. - Class C	(12,155)	(107,572)

Beverage and Tobacco Product Manufacturing - (0.43)%
Keurig Dr Pepper, Inc.	(3,399)	(101,392)

Broadcasting (except Internet) - (0.75)%
Liberty Media Corp. Formula One - Class C	(1,503)	(58,587)
Nexstar Media Group, Inc. - Class A	(612)	(58,758)
Roku, Inc.	(350)	(60,718)
		(178,063)

Chemical Manufacturing - (7.25)%
Adverum Biotechnologies, Inc.	(5,066)	(61,805)
Albemarle Corp.	(1,173)	(106,755)
Apellis Pharmaceuticals, Inc.	(2,152)	(66,346)
Arena Pharmaceuticals, Inc.	(839)	(58,579)
Blueprint Medicines Corp.	(799)	(61,867)
Cabot Microelectronics Corp.	(657)	(100,055)
Coty, Inc. - Class A	(25,453)	(91,122)
Deciphera Pharmaceuticals, Inc.	(1,321)	(59,458)
DuPont de Nemours, Inc.	(1,894)	(105,609)
Energizer Holdings, Inc.	(2,006)	(92,858)
Fate Therapeutics, Inc.	(1,642)	(59,769)
Global Blood Therapeutics, Inc.	(947)	(59,453)
INSMED, Inc.	(2,053)	(57,874)
Iovance Biotherapeutics, Inc.	(1,865)	(62,160)
Linde PLC (a)	(427)	(106,638)
Mirati Therapeutics, Inc.	(396)	(59,151)
Mosaic Co.	(5,728)	(104,421)
MyoKardia, Inc.	(569)	(62,271)
Olin Corp.	(9,274)	(104,333)
Sage Therapeutics, Inc.	(1,176)	(61,669)
Turning Point Therapeutics, Inc.	(782)	(61,137)
Twist Bioscience Corp.	(857)	(59,930)
Zogenix, Inc.	(2,577)	(60,998)
		(1,724,258)
Clothing and Clothing Accessories Stores - (1.14)%
Foot Locker, Inc.	(2,977)	(90,292)
Nordstrom, Inc.	(5,769)	(92,303)
Gap, Inc.	(5,158)	(89,698)
		(272,293)
Computer and Electronic Product Manufacturing - (3.12)%
Coherent, Inc.	(1,010)	(113,787)
Cree, Inc.	(1,604)	(101,211)
Cubic Corp.	(2,291)	(107,860)
L3Harris Technologies, Inc.	(609)	(110,071)
Onto Innovation, Inc.	(3,192)	(99,718)
Universal Display Corp.	(563)	(98,807)
ViaSat, Inc.	(2,817)	(112,004)
		(743,458)
Credit Intermediation and Related Activities - (3.38)%
Ameris Bancorp	(3,646)	(89,400)
Comerica, Inc.	(2,267)	(89,615)
First Financial Bancorp	(6,420)	(88,082)
Fulton Financial Corp.	(9,142)	(89,409)
Independent Bank Group, Inc.	(1,909)	(88,769)
Pacific Premier Bancorp, Inc.	(4,036)	(91,172)
Sterling Bancorp	(7,573)	(88,377)
Synovus Financial Corp.	(4,040)	(88,355)
WSFS Financial Corp.	(3,083)	(90,331)
		(803,510)

Data Processing, Hosting and Related Services - (0.95)%
Fiserv, Inc.	(1,102)	(109,737)
Yext, Inc.	(5,879)	(116,757)
		(226,494)
Electrical Equipment, Appliance, and Component Manufacturing - (1.37)%
Plug Power, Inc.	(8,288)	(107,578)
Vivint Solar, Inc.	(3,592)	(110,921)
Woodward, Inc.	(1,252)	(107,284)
		(325,783)
Food and Beverage Stores - (0.27)%
Grocery Outlet Holding Corp.	(1,574)	(64,739)

Food Manufacturing - (1.73)%
Archer-Daniels-Midland Co.	(2,276)	(101,874)
Beyond Meat, Inc.	(780)	(105,963)
Freshpet, Inc.	(911)	(103,490)
Simply Good Foods Co.	(4,025)	(100,021)
		(411,348)
Food Services and Drinking Places - (0.41)%
Darden Restaurants, Inc.	(1,113)	(96,464)

Funds, Trusts, and Other Financial Vehicles - (0.91)%
Carlyle Group, Inc.	(4,444)	(114,700)
Renaissancere Holdings Ltd. (a)	(565)	(103,813)
		(218,513)
General Merchandise Stores - (1.13)%
Five Below, Inc.	(806)	(88,217)
Kohl's Corp.	(4,178)	(89,242)
Macy's, Inc.	(13,016)	(90,721)
		(268,180)
Insurance Carriers and Related Activities - (1.70)%
American Equity Investment Life Holding Co.	(4,208)	(100,613)
Assured Guaranty Ltd. (a)	(4,690)	(100,601)
Athene Holding, Ltd. - Class A (a)	(2,774)	(101,417)
eHealth, Inc.	(1,605)	(101,308)
		(403,939)
Leather and Allied Product Manufacturing - (0.46)%
Tapestry, Inc.	(7,466)	(109,974)

Machinery Manufacturing - (1.38)%
Altra Industrial Motion Corp.	(2,709)	(105,786)
Glaukos Corp.	(2,307)	(110,344)
II-VI, Inc.	(2,558)	(113,831)
		(329,961)
Management of Companies and Enterprises - (0.38)%
Umpqua Holdings Corp.	(7,977)	(89,981)

Merchant Wholesalers, Durable Goods - (0.93)%
Silk Road Medical, Inc.	(1,797)	(109,581)
Sunrun, Inc.	(1,975)	(111,696)
		(221,277)

Merchant Wholesalers, Nondurable Goods - (1.47)%
Allakos, Inc.	(657)	(58,854)
Arrowhead Pharmaceuticals, Inc.	(1,493)	(63,065)
Capri Holdings Ltd. (a)	(6,558)	(103,879)
Eidos Therapeutics, Inc.	(1,401)	(60,635)
Sysco Corp.	(1,077)	(64,771)
		(351,204)
Mining (except Oil and Gas) - (0.94)%
Freeport-McMoRan, Inc.	(6,921)	(108,037)
Novagold Resources, Inc. (a)	(11,075)	(117,285)
		(225,322)
Miscellaneous Manufacturing - (2.80)%
AtriCure, Inc.	(2,561)	(114,554)
Cardiovascular Systems, Inc.	(3,338)	(109,052)
Hasbro, Inc.	(1,373)	(108,385)
Inspire Medical Systems, Inc.	(930)	(111,089)
Peloton Interactive, Inc. - Class A	(1,463)	(112,168)
Shockwave Medical, Inc.	(1,767)	(112,275)
		(667,523)
Miscellaneous Store Retailers - (0.50)%
KKR & Co, Inc.	(3,317)	(118,815)

Motion Picture and Sound Recording Industries - (0.49)%
Cinemark Holdings, Inc.	(3,964)	(58,073)
World Wrestling Entertainment, Inc. - Class A	(1,347)	(59,362)
		(117,435)
Nonstore Retailers - (0.43)%
Copart, Inc.	(987)	(101,977)

Oil and Gas Extraction - (0.39)%
WPX Energy, Inc.	(16,540)	(91,962)

Other Information Services - (0.69)%
CoStar Group, Inc.	(121)	(102,680)
Pinterest, Inc. - Class A	(1,689)	(62,138)
		(164,818)
Performing Arts, Spectator Sports, and Related Industries - (0.65)%
Live Nation Entertainment, Inc.	(1,030)	(58,504)
Scientific Games Corp.	(4,549)	(94,096)
		(152,600)
Primary Metal Manufacturing - (0.93)%
United States Steel Corp.	(13,608)	(106,551)
Viavi Solutions, Inc.	(8,578)	(114,388)
		(220,939)

Professional, Scientific, and Technical Services - (3.45)%
Anaplan, Inc.	(1,790)	(109,638)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(973)	(61,679)
Epizyme, Inc.	(4,700)	(61,100)
H&R Block, Inc.	(6,715)	(97,368)
Nutanix, Inc. - Class A	(3,937)	(113,030)
Pluralsight, Inc. - Class A	(5,462)	(104,543)
Rapid7, Inc.	(1,718)	(110,931)
Reata Pharmaceuticals, Inc. - Class A	(557)	(58,457)
Sabre Corp.	(15,014)	(104,948)
		(821,694)
Publishing Industries (except Internet) - (2.34)%
Medallia, Inc.	(3,120)	(112,913)
PagerDuty, Inc.	(3,595)	(117,449)
PROS Holdings, Inc.	(2,725)	(106,275)
Q2 Holdings, Inc.	(1,132)	(110,132)
Varonis Systems, Inc.	(881)	(108,830)
		(555,599)
Real Estate - (0.40)%
Howard Hughes Corp.	(1,619)	(95,699)

Religious, Grantmaking, Civic, Professional, and Similar Organizations - (0.46)%
HealthEquity, Inc.	(1,889)	(108,580)

Rental and Leasing Services - (0.90)%
Air Lease Corp.	(3,393)	(105,454)
GATX Corp.	(1,607)	(107,477)
		(212,931)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.29)%
Apollo Global Management, Inc.	(2,487)	(116,565)
Brighthouse Financial, Inc.	(3,261)	(99,004)
CommScope Holding Company, Inc.	(10,844)	(111,693)
Virgin Galactic Holdings, Inc.	(6,278)	(112,376)
WillScot Mobile Mini Holdings Corp.	(5,931)	(106,165)
		(545,803)
Support Activities for Mining - (0.80)%
Diamondback Energy, Inc.	(2,418)	(94,205)
Noble Energy, Inc.	(9,603)	(95,550)
		(189,755)
Telecommunications - (1.74)%
8x8, Inc.	(6,476)	(109,315)
GCI Liberty, Inc. - Class A	(816)	(65,916)
T-Mobile US, Inc.	(573)	(66,858)
Twilio, Inc. - Class A	(417)	(112,490)
ViacomCBS, Inc. - Class B	(2,161)	(60,184)
		(414,763)
Transit and Ground Passenger Transportation - (0.87)%
Lyft, Inc. - Class A	(3,430)	(101,768)
Uber Technologies, Inc.	(3,122)	(104,992)
		(206,760)

Transportation Equipment Manufacturing - (2.67)%
Boeing Co.	(624)	(107,216)
Fox Factory Holding Corp.	(1,020)	(102,826)
Harley-Davidson, Inc.	(3,710)	(102,804)
Spirit AeroSystems Holdings, Inc. - Class A	(5,137)	(105,617)
TransDigm Group, Inc.	(216)	(107,928)
Westinghouse Air Brake Technologies Corp.	(1,634)	(108,743)
		(635,134)
Utilities - (4.02)%
ALLETE, Inc.	(2,055)	(110,888)
Antero Midstream Corp.	(14,419)	(97,617)
Edison International	(2,129)	(111,730)
First Solar, Inc.	(1,278)	(97,882)
New Jersey Resources Corp.	(3,654)	(110,132)
ONEOK, Inc.	(3,482)	(95,685)
Sempra Energy	(908)	(112,274)
South Jersey Industries, Inc.	(5,123)	(113,474)
Sunnova Energy International, Inc.	(4,527)	(107,380)
		(957,062)
Water Transportation - (0.41)%
Norwegian Cruise Line Holdings Ltd. (a)	(5,652)	(96,706)
TOTAL COMMON STOCKS (Proceeds $14,513,741)		(14,994,277)

REAL ESTATE INVESTMENT TRUSTS (6.37)%
Accomodation - (0.80)%
Park Hotels & Resorts, Inc.	(9,926)	(94,198)
Sunstone Hotel Investors, Inc.	(11,492)	(95,728)
		(189,926)
Credit Intermediation and Related Activities - (0.49)%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(2,732)	(116,001)

Funds, Trusts, and Other Financial Vehicles - (0.40)%
Spirit Realty Capital, Inc.	(2,726)	(96,800)

Real Estate - (4.68)%
AGNC Investment Corp.	(8,193)	(115,603)
Apple Hospitality REIT, Inc.	(9,267)	(94,245)
Chimera Investment Corp.	(12,774)	(113,561)
EPR Properties	(2,988)	(96,542)
Healthpeak Properties, Inc.	(3,481)	(96,215)
Pebblebrook Hotel Trust	(7,703)	(97,212)
Rexford Industrial Realty, Inc.	(2,059)	(98,791)
Ryman Hospitality Properties, Inc.	(2,493)	(95,133)
Simon Property Group, Inc.	(1,418)	(96,211)
Two Harbors Investment Corp.	(20,615)	(112,352)
UDR, Inc.	(2,823)	(98,269)
		(1,114,134)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,542,009)		(1,516,861)
Total Securities Sold Short (Proceeds $16,055,750)		$(16,511,138)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020 in valuing the Funds' investments carried at fair value:

Convergence Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$37,687,247	$-	$-	$37,687,247
Real Estate Investment Trusts	723,090	-	-	723,090
Total Assets	$38,410,337	$-	$-	$38,410,337

Liabilities:
Securities Sold Short
Common Stocks*	$(15,122,549)	$-	$-	$(15,122,549)
Real Estate Investment Trusts	(876,795)	-	-	(876,795)
Total Securities Sold Short	$(15,999,344)	$-	$-	$(15,999,344)

Total Liabilities	$(15,999,344)	$-	$-	$(15,999,344)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$22,335,265	$-	$-	$22,335,265
Real Estate Investment Trusts	1,320,560	-	-	1,320,560
Short-Term Investments	146,640	-	-	146,640
Total Assets	$23,802,465	$-	$-	$23,802,465

Liabilities:
Securities Sold Short
Common Stocks*	$(14,994,277)	$-	$-	$(14,994,277)
Real Estate Investment Trusts	(1,516,861)	-	-	(1,516,861)
Total Securities Sold Short	$(16,511,138)	$-	$-	$(16,511,138)
Total Liabilities	$(16,511,138)	$-	$-	$(16,511,138)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended August 31, 2020 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2020.